8. Goodwill and Intangible Assets, Net (Details) - USD ($)		Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Less Accumulated Amortization	[1]	$ (178,390)	$ (3,320,522)
Net Intangible Assets		1,937,337	1,876,438	$ 1,865,706
Identifiable artistic-related assets
Intangible assets	[2]	1,740,000	1,740,000
Trademarks [Member]
Intangible assets	[3]	129,831	129,831
Product Masters
Intangible assets	[3]	3,257,129	3,257,129
Other Intangible Assets
Intangible assets		$ 181,220	$ 70,000

[1]	During the nine months ended September 30, 2015 and 2014, the Company recognized $50,322 and $45,527, respectively, in amortization expense related to these intangible assets.
[2]	In association with the Merger, the Company acquired $1,740,000 in identifiable artistic-related assets. These assets, related to certain properties owned by A Squared and assumed by the Company, were valued using an independent firm during the fourth quarter of 2013. Based on certain legal, regulatory, contractual, and economic factors, the Company has deemed these assets to be indefinite-lived. Hence, pursuant to ASC 350-30, these assets are not subject to amortization and are tested annually for impairment. Through September 30, 2015, the Company has not recognized any impairment expense related to these assets.
[3]	Pursuant to ASC 350-30-35, the Company reviews these intangible assets periodically to determine if the value should be retired or impaired due to recent events. During the six months ended September 30, 2015 and 2014, the Company did not recognize any impairment of these assets.